Acquisition	6 Months Ended
Jun. 30, 2024
Acquisition [Abstract]
ACQUISITION

4. ACQUISITION

4.1 Acquisition of SJ Verse

On October 7, 2023, Scienjoy Verse Tech Ltd entered into a share acquisition agreement with a third party to pursuant 90% equity in SJ Verse (formerly name as “Nujoom Almashareq Media L.L.C”) for a consideration of US$1,000 (RMB7,092). The transaction was completed on October 7, 2023. SJ Verse is a Dubai-based multi-channel network (MCN) committed to discovering, nurturing, and propelling emerging content creators into the spotlight. The historical operating results of SJ Verse were not significant to the Company. The Company believes the SJ Verse acquisition will help to explore oversea market. The SJ Verse acquisition was accounted for as business combination in accordance with ASC 805. Acquisition-related costs incurred for the acquisitions are not material. The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition based on a valuation performed by an independent valuation firm engaged by the Company.

RMB
Cash acquired	212
Prepaid expenses and other current assets	104
316

Property and equipment, net	270
Goodwill	9,686
Total assets	10,272

Current liabilities	303
Non-current liabilities	3,165
Total liabilities	3,468
10% Equity Value with non-controlling interests	(288)
Total consideration	7,092